	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2022

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 92.30%
	Communication Services - Media & Entertainment -- 3.85%
1,202,530	Alphabet Inc. Class C*	$ 106,700,487
208,530	Trade Desk, Inc. Class A*	9,348,400
		116,048,887

	Consumer Discretionary - Consumer Services -- 3.74%
26,690	Chipotle Mexican Grill, Inc.*	37,032,108
117,600	McDonald's Corporation	30,991,128
450,000	Starbucks Corporation	44,640,000
		112,663,236

	Consumer Discretionary - Retailing -- 10.63%
566,725	Amazon.com, Inc.*	47,604,900
248,665	Home Depot, Inc.	78,543,327
88,661	O'Reilly Automotive, Inc.*	74,832,544
771,290	TJX Companies Inc	61,394,684
124,250	Ulta Beauty Inc.*	58,281,948
		320,657,403

	Consumer Staples - Food & Staples Retailing -- 1.59%
105,000	Costco Wholesale Corporation	47,932,500

	Consumer Staples - Food Beverage & Tobacco -- 2.70%
195,000	Constellation Brands, Inc. Class A	45,191,250
545,040	Mondelez International, Inc. Class A	36,326,916
		81,518,166

	Energy - Energy -- 1.36%
1,700,000	Enterprise Products Partners L.P.	41,004,000

	Financials - Banks -- 2.46%
319,170	JPMorgan Chase & Co.	42,800,697
724,770	Truist Financial Corporation	31,186,853
		73,987,550

	Financials - Diversified Financials -- 4.53%
395,000	Intercontinental Exchange, Inc.	40,523,050
164,740	S&P Global, Inc.	55,178,016
492,340	Charles Schwab Corp	40,992,228
		136,693,294

	Financials - Insurance -- 3.84%
271,960	Aon Plc Class A	81,626,074
155,175	Chubb Limited	34,231,605
		115,857,679

	Health Care - Health Care Equipment & Services -- 9.63%
605,000	Alcon AG	41,472,750
1,110,000	Boston Scientific Corporation*	51,359,700
496,905	DexCom, Inc.*	56,269,522
183,615	Laboratory Corporation of America Holdings	43,237,660
504,380	Medtronic Plc	39,200,414
110,800	UnitedHealth Group Incorporated	58,743,944
		290,283,990

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 6.46%
231,900	Johnson & Johnson	40,965,135
111,620	Eli Lilly and Company	40,835,061
351,752	Merck & Co., Inc.	39,026,884
134,363	Thermo Fisher Scientific Inc.	73,992,360
		194,819,440

	Industrials - Capital Goods -- 6.15%
1,005,000	Fastenal Company	47,556,600
650,000	Fortive Corp.	41,762,500
265,000	Honeywell International Inc.	56,789,500
178,735	Illinois Tool Works Inc.	39,375,321
		185,483,921

	Industrials - Commercial & Professional Services -- 3.69%
140,660	Cintas Corporation	63,524,869
784,090	Copart, Inc.*	47,743,240
		111,268,109

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 7.19%
544,901	Advanced Micro Devices, Inc.*	35,293,238
107,030	KLA Corporation	40,353,521
68,990	Lam Research Corporation	28,996,497
264,320	NVIDIA Corporation	38,627,725
340,000	Skyworks Solutions, Inc.	30,984,200
258,100	Texas Instruments Incorporated	42,643,282
		216,898,463

	Information Technology - Software & Services -- 23.39%
140,615	Adobe Incorporated*	47,321,166
72,920	Atlassian Corp Class A*	9,383,346
190,915	Cadence Design Systems, Inc.*	30,668,586
234,770	CrowdStrike Holdings, Inc. Class A*	24,718,933
491,620	Fiserv, Inc.*	49,688,033
378,492	Global Payments Inc.	37,591,825

197,860	Mastercard Incorporated Class A	68,801,858
576,180	Microsoft Corporation	138,179,488
260,700	Palo Alto Networks, Inc.*	36,378,078
80,000	Roper Technologies, Inc.	34,567,200
249,335	Salesforce, Inc.*	33,059,328
90,345	ServiceNow, Inc.*	35,078,253
146,985	Synopsys, Inc.*	46,930,841
265,030	Visa Inc. Class A	55,062,633
345,465	Workday, Inc. Class A*	57,806,658
		705,236,226

	Information Technology - Technology Hardware & Equipment -- 3.27%
759,225	Apple Inc.	98,646,104

	Materials - Materials -- 2.21%
166,585	Sherwin-Williams Company	39,535,618
155,065	Vulcan Materials Company	27,153,432
		66,689,050

	Real Estate - Real Estate -- 1.11%
435,570	CBRE Group, Inc. Class A*	33,521,467

	TOTAL COMMON STOCKS
	(cost $1,679,398,737)	2,949,209,485

SHORT-TERM INVESTMENTS -- 2.20%
	U.S. Government Security -- 1.00%
$30,000,000	U.S. Treasury Bill 01/05/2023, 1.475%	29,993,942

	Money Market Fund -- 1.20%
36,286,807	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),
	7-day net yield 4.08%	36,286,807
	TOTAL SHORT-TERM INVESTMENTS
	(cost $66,274,541)	66,280,749

	TOTAL INVESTMENTS
	(cost $1,745,673,278) -- 100.00%	3,015,490,234

	LIABILITIES, NET OF OTHER ASSETS -- 0.00%	(82,397)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) -- 100%	$3,015,407,837

	* Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1
Common Stocks(1)	$2,949,209,485
Money Market Fund	36,286,807
Level 2
U.S. Government Securities	29,993,942
Level 3
None	—
Total	$3,015,490,234

(1) See Schedule above for further detail by industry.